111 Huntington Ave., Boston, Massachusetts  02199-7632
Phone 617-954-5000

May 19, 2021

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	MFS® Municipal Series Trust (the “Trust”) (File Nos. 2-92915 and 811-4096) on behalf of MFS® Municipal Intermediate Fund

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter, on behalf of the Trust, as certification that the Prospectus and the combined Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 75 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on May 11, 2021.

Please call the undersigned at (617) 954-4085 or Corey Bradley at (617) 954-4915 with any questions you may have.

Very truly yours,

THOMAS H. CONNORS
Thomas H. Connors
Vice President and Senior Counsel

THC/mjy